Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Matters
Schedule of company's and bank's actual capital amounts and ratios

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
As of December 31, 2022
Total Capital (to Risk-Weighted Assets)
Consolidated	$103,369	17.4%	$47,579	8.0%	N/A	N/A
Unified	79,551	14.2	44,778	8.0	$55,973	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$77,317	13.0%	$26,763	4.5%	N/A	N/A
Unified	77,499	13.9	25,188	4.5	$36,383	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$81,317	13.7%	$35,685	6.0%	N/A	N/A
Unified	77,499	13.9	33,584	6.0	$44,778	8.0%

Tier I Capital (to Average Assets)
Consolidated	$81,317	11.1%	$29,387	4.0%	N/A	N/A
Unified	77,499	10.1	30,617	4.0	$38,272	5.0%

As of December 31, 2021
Total Capital (to Risk-Weighted Assets)
Consolidated	$96,785	19.5%	$39,746	8.0%	N/A	N/A
Unified	79,740	15.0	42,683	8.0	$53,353	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$69,112	13.9%	$22,357	4.5%	N/A	N/A
Unified	76,067	14.3	24,009	4.5	$34,680	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$73,112	14.7%	$29,810	6.0%	N/A	N/A
Unified	76,067	14.3	32,012	6.0	$42,683	8.0%

Tier I Capital (to Average Assets)
Consolidated	$73,112	10.3%	$28,438	4.0%	N/A	N/A
Unified	76,067	10.6	28,594	4.0	$35,742	5.0%